3500 Lacey Road, Suite 700
Downers Grove, IL 60515
Telephone +1 630 933 9600
Facsimile +1 630 933 9699
invesco.com/ETFs
December 17, 2021
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Exchange-Traded Fund Trust II
1933 Act Registration No. 333-138490
1940 Act Registration No. 811-21977

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust II (the “Trust”) that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 799 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 799 is the most recent Amendment to the Trust’s Registration Statement which was filed electronically with the Securities and Exchange Commission on December 16, 2021.
Please direct any comments or questions with respect to the Amendment to me at (630) 684-5902 or Anita.DeFrank@invesco.com.
Very truly yours,
/s/ Anita De Frank
Anita De Frank
Counsel
Invesco Capital Management LLC